T. ROWE PRICE Institutional Floating Rate Fund
February 28, 2026 Unaudited

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS  85.8% (1)
Aerospace & Defense  3.0%
Apple Bidco, FRN, 1M TSFR +
2.50%, 6.173%, 9/23/31  4,621 4,621
Bleriot U.S. Bidco, FRN, 3M TSFR +
2.50%, 6.172%, 10/31/30  10,217 10,213
Brown Group Holding, FRN, 3M
TSFR + 2.50%, 6.17%, 7/1/31  27,152 27,191
Dynasty Acquisition, FRN, 1M TSFR
+ 2.00%, 5.673%, 10/31/31  24,210 24,270
Kaman, FRN, 1M TSFR + 2.50%,
6.173%, 2/26/32  4,255 4,247
Kaman, FRN, 3M TSFR + 2.50%,
2.007%, 2/26/32 (2) 403 403
Mahseer Holdings, FRN, 1M TSFR +
3.25%, 2/5/33 (3) 966 967
Mahseer Holdings, FRN, 1M TSFR +
3.25%, 2/5/33 (3) 154 155
TransDigm, FRN, 1M TSFR + 2.25%,
5.923%, 3/22/30  21,371 21,346
TransDigm, FRN, 1M TSFR + 2.50%,
6.16%, 2/10/33  4,975 4,979
TransDigm, FRN, 1M TSFR + 2.50%,
6.173%, 2/28/31  27,140 27,133
TransDigm, FRN, 1M TSFR + 2.50%,
6.173%, 1/19/32  742 742
TransDigm, FRN, 1M TSFR + 2.50%,
6.173%, 8/19/32  20,987 20,975
147,242
Airlines  0.6%
AAdvantage Loyality IP, FRN, 3M
TSFR + 2.25%, 5.918%, 4/20/28  29,295 29,232
29,232
Automotive  3.0%
American Axle & Manufacturing,
FRN, 1M TSFR + 3.25%, 6.91%,
2/3/33  5,740 5,708
Autokiniton U.S. Holdings, FRN, 1M
TSFR + 4.00%, 7.787%, 4/6/28 (3) 37,847 37,678
Belron Finance 2019, FRN, 3M TSFR
+ 2.00%, 5.66%, 10/16/31  10,869 10,864
Clarios Global, FRN, 1M TSFR +
2.50%, 6.173%, 5/6/30  7,848 7,818
Clarios Global, FRN, 1M TSFR +
2.75%, 6.423%, 1/28/32  40,312 40,178
Mavis Tire Express Services Topco,
FRN, 1M TSFR + 3.00%, 6.673%,
5/4/28  30,414 30,332
Tenneco, FRN, 3M TSFR + 5.00%,
8.756%, 11/17/28  5,075 4,997
Wand NewCo 3, FRN, 1M TSFR +
2.50%, 6.173%, 1/30/31  11,442 11,369
148,944
Broadcasting  3.7%
Clear Channel Outdoor Holdings,
FRN, 1M TSFR + 4.00%, 7.787%,
8/21/28  14,827 14,868
Par/Shares $ Value
(Amounts in 000s)
‡
CMG Media, FRN, 3M TSFR +
3.50%, 7.272%, 6/18/29 (3) 40,214 37,942
E.W. Scripps, FRN, 1M TSFR +
3.35%, 7.132%, 11/30/29  10,492 10,156
E.W. Scripps, FRN, 1M TSFR +
5.75%, 9.532%, 6/30/28  10,268 10,345
Gray Media, FRN, 1M TSFR +
5.25%, 8.921%, 6/4/29  178 178
iHeartCommunications, FRN, 1M
TSFR + 5.78%, 9.562%, 5/1/29  13,989 12,077
Neptune Bidco U.S., FRN, 3M TSFR
+ 5.00%, 8.76%, 2/3/33  55,360 52,052
Nexstar Media, FRN, 1M TSFR +
2.50%, 6.173%, 6/28/32 (3) 12,877 12,861
Sinclair Television Group, FRN, 1M
TSFR + 3.30%, 7.087%, 12/31/29  5,393 4,584
Townsquare Media, FRN, 6M TSFR
+ 5.00%, 8.587%, 2/19/30  6,696 4,955
Univision Communications, FRN, 1M
TSFR + 3.25%, 7.037%, 1/31/29  7,641 7,593
Univision Communications, FRN, 1M
TSFR + 3.50%, 7.287%, 1/31/29  10,174 10,140
Univision Communications, FRN, 3M
TSFR + 4.25%, 7.922%, 6/24/29  4,763 4,704
182,455
Building Products  1.3%
Chariot Buyer, FRN, 1M TSFR +
2.75%, 6.423%, 9/8/32  17,241 17,171
CP Atlas Buyer, FRN, 1M TSFR +
5.25%, 8.923%, 7/8/30  10,823 10,449
MI Windows & Doors, FRN, 1M
TSFR + 2.75%, 6.423%, 3/28/31 (3) 11,447 11,352
Quikrete Holdings, FRN, 1M TSFR +
2.25%, 5.923%, 1/30/32  28,021 27,992
66,964
Cable Operators  1.1%
Cable One, FRN, 1M TSFR + 2.00%,
5.787%, 5/3/28  4,217 3,971
CSC Holdings, FRN, 3M USD PRIME
+ 1.50%, 6.45%, 4/15/27  23,076 19,903
Directv Financing, FRN, 3M TSFR +
5.25%, 9.178%, 8/2/29  6,178 6,176
Directv Financing, FRN, 3M TSFR +
5.50%, 9.167%, 2/17/31 (3) 11,569 11,549
Radiate Holdco, FRN, 8.787%,
9/25/29 (1.50% PIK and 1M TSFR +
3.50% Cash) (4) 11,924 10,324
Radiate Holdco, FRN, 1M TSFR +
4.00%, 4.586%, 6/26/29 (2)(5) 2,366 2,360
54,283
Chemicals  1.3%
Nouryon Finance, FRN, 3M TSFR +
3.25%, 6.917%, 4/3/28  5,405 5,365
Nouryon Finance, FRN, 6M TSFR +
3.25%, 6.828%, 4/3/28  24,471 24,440
Qnity Electronics, FRN, 6M TSFR +
2.00%, 5.698%, 11/1/32  15,780 15,824

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
W. R. Grace Holdings, FRN, 3M
TSFR + 3.00%, 6.689%, 8/19/32  8,189 8,176
Windsor Holdings III, FRN, 1M TSFR
+ 2.75%, 6.423%, 8/1/30  12,574 12,547
66,352
Consumer Products  1.0%
19th Holdings Golf, FRN, 1M TSFR +
3.25%, 7.023%, 2/7/29 (3) 10,044 10,000
ABG Intermediate Holdings 2, FRN,
1M TSFR + 2.25%, 5.923%, 12/21/28  5,229 5,210
Bulldog Purchaser, FRN, 3M TSFR +
3.25%, 6.913%, 2/4/33  8,150 8,125
Lavender U.S. HoldCo 1, FRN, 3M
TSFR + 3.25%, 6.935%, 12/30/32  9,100 9,077
Life Time, FRN, 1M TSFR + 2.00%,
5.671%, 11/5/31  8,427 8,432
Peloton Interactive, FRN, 1M TSFR +
5.50%, 9.173%, 5/30/29  9,132 9,160
50,004
Container  1.3%
Albea Beauty Holdings, FRN,
3M EURIBOR + 5.00%, 7.019%,
12/31/27 (EUR)  1,270 1,383
Charter Next Generation, FRN, 1M
TSFR + 2.50%, 6.171%, 11/29/30  41,767 41,715
Proampac PG Borrower, FRN, 3M
TSFR + 4.00%, 2/22/33 (3)(5) 2,280 2,248
Proampac PG Borrower, FRN, 3M
TSFR + 4.00%, 7.663%, 9/15/28  19,784 19,488
64,834
Energy  1.6%
Brazos Delaware II, FRN, 1M TSFR
+ 2.50%, 6.16%, 2/11/30  4,208 4,213
CPPIB OVM Member U.S., FRN, 1M
TSFR + 2.25%, 5.922%, 8/20/31  5,148 5,142
Deep Blue Operating I, FRN, 1M
TSFR + 2.75%, 6.421%, 10/1/32  14,820 14,867
Goodnight Water Solutions Holdings,
FRN, 1M TSFR + 4.00%, 7.673%,
6/4/29 (3) 7,676 7,657
M6 ETX Holdings II Midco, FRN, 1M
TSFR + 2.50%, 6.173%, 4/1/32  9,770 9,796
NGL Energy Operating, FRN, 1M
TSFR + 3.50%, 7.173%, 2/3/31  24,924 24,924
Northriver Midstream Finance, FRN,
3M TSFR + 2.25%, 5.911%, 8/16/30  11,036 11,034
77,633
Entertainment & Leisure  3.5%
AMC Entertainment Holdings, FRN,
1M TSFR + 7.00%, 10.667%, 1/4/29  36,522 35,739
Cinemark USA, FRN, 3M TSFR +
2.25%, 5.923%, 5/24/30  5,484 5,492
Crown Finance U.S., FRN, 1M TSFR
+ 4.50%, 8.171%, 12/2/31  38,560 37,411
Delta 2, FRN, 3M TSFR + 1.75%,
5.422%, 9/10/31  17,905 17,918
EOC Borrower, FRN, 1M TSFR +
2.75%, 6.423%, 3/24/32  28,057 27,938
Par/Shares $ Value
(Amounts in 000s)
‡
TKO Worldwide Holdings, FRN, 3M
TSFR + 2.00%, 5.664%, 11/21/31  45,960 45,970
United Talent Agency, FRN, 1M
TSFR + 3.00%, 6.66%, 6/10/32 (5) 1,569 1,561
172,029
Financial  14.9%
Acrisure, FRN, 1M TSFR + 3.00%,
6.673%, 11/6/30  33,270 32,164
Acrisure, FRN, 1M TSFR + 3.25%,
6.923%, 6/21/32  12,816 12,421
Alera Group, FRN, 1M TSFR +
2.75%, 6.423%, 5/30/32  30,546 29,014
Alera Group, FRN, 1M TSFR +
5.50%, 9.173%, 5/30/33  64,819 63,401
Alliant Holdings Intermediate, FRN,
1M TSFR + 2.50%, 6.173%, 9/19/31  30,994 30,241
Apollo Commercial Real Estate
Finance, FRN, 1M TSFR + 3.25%,
6.917%, 6/13/30  3,074 3,071
Aretec Group, FRN, 1M TSFR +
3.00%, 6.673%, 8/9/30  6,810 6,564
BCPE Pequod Buyer, FRN, 3M
TSFR + 2.75%, 6.417%, 11/25/31  23,707 22,892
Blackstone Mortgage Trust, FRN, 1M
TSFR + 2.50%, 6.173%, 12/10/30  4,584 4,573
Chicago U.S. Midco III, FRN, 1M
TSFR + 2.50%, 5.536%, 11/1/32 (2) 7,601 7,487
Citadel Securities Global Holdings,
FRN, 3M TSFR + 2.00%, 5.672%,
10/31/31  3,647 3,635
Citco Funding, FRN, 3M TSFR +
2.00%, 5.667%, 1/30/33  4,805 4,744
CRC Insurance Group, FRN, 3M
TSFR + 4.75%, 8.422%, 5/6/32  66,095 65,488
Edelman Financial Engines Center,
FRN, 1M TSFR + 3.00%, 6.673%,
4/7/28  20,758 20,592
Edelman Financial Engines Center,
FRN, 1M TSFR + 5.25%, 8.923%,
10/6/28  35,773 35,385
EP Wealth Advisors, FRN, 3M TSFR
+ 3.00%, 6.672%, 10/18/32  4,990 4,946
Focus Financial Partners, FRN, 1M
TSFR + 2.50%, 6.173%, 9/15/31  53,555 50,409
GTCR Everest Borrower, FRN, 3M
TSFR + 2.50%, 6.16%, 9/5/31  11,266 11,039
HighTower Holding, FRN, 3M TSFR
+ 2.75%, 6.413%, 2/3/32 (5) 45,065 44,361
HUB International, FRN, 3M TSFR +
2.25%, 5.92%, 6/20/30  67,633 66,816
Insignia Financial, FRN, 1M TSFR +
4.50%, 11/24/32 (3)(5) 16,090 15,849
Jane Street Group, FRN, 3M TSFR +
2.00%, 5.673%, 12/15/31  25,566 24,726
Jones DesLauriers Insurance
Management, FRN, 3M TSFR +
3.00%, 6.664%, 2/2/33  25,626 24,569
KREF Holdings X, FRN, 1M TSFR +
2.50%, 6.16%, 3/5/32  7,266 7,157

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
OneDigital Borrower, FRN, 1M TSFR
+ 3.00%, 6.673%, 7/2/31  21,765 20,935
OneDigital Borrower, FRN, 1M TSFR
+ 5.25%, 8.923%, 7/2/32  32,105 32,005
Orion Advisor Solutions, FRN, 3M
TSFR + 2.75%, 6.421%, 9/9/30  5,922 5,685
Osaic Holdings, FRN, 3M TSFR +
2.50%, 6.164%, 7/30/32  24,059 23,254
PEX Holdings, FRN, 3M TSFR +
2.75%, 6.422%, 11/26/31 (5) 6,861 6,673
Ryan Specialty, FRN, 1M TSFR +
2.00%, 5.673%, 9/15/31  5,002 4,990
Sedgwick Claims Management
Services, FRN, 1M TSFR + 2.50%,
6.173%, 7/31/31  58,658 56,692
741,778
Food  0.9%
1440 Foods Topco, FRN, 1M TSFR +
5.00%, 8.673%, 10/31/31  4,696 4,226
Celsius Holdings, FRN, 3M TSFR +
2.50%, 6.172%, 4/1/32  10,326 10,375
Chobani, FRN, 1M TSFR + 2.25%,
5.923%, 10/28/32  14,281 14,317
Primo Brands, FRN, 3M TSFR +
2.25%, 5.922%, 3/31/28  10,178 10,167
Snacking Investments U.S., FRN, 3M
TSFR + 3.00%, 6.667%, 10/29/32  6,100 6,092
45,177
Gaming  1.3%
Caesars Entertainment, FRN, 1M
TSFR + 2.25%, 5.923%, 2/6/30  11,634 11,539
Caesars Entertainment, FRN, 1M
TSFR + 2.25%, 5.923%, 2/6/31  15,313 15,153
HRNI Holdings, FRN, 3M TSFR +
4.25%, 8.086%, 12/11/28  16,742 16,100
Light & Wonder International, FRN,
1M TSFR + 2.00%, 5.677%, 4/16/29  7,196 7,187
Ontario Gaming GTA, FRN, 3M
TSFR + 4.25%, 7.922%, 8/1/30  7,017 6,599
Playtika Holding, FRN, 1M TSFR +
2.75%, 6.537%, 3/13/28  2,308 2,140
Voyager Parent, FRN, 3M TSFR +
4.25%, 7.911%, 7/1/32  7,411 7,378
66,096
Health Care  9.7%
1261229 B.C., FRN, 1M TSFR +
6.25%, 9.923%, 10/8/30  19,355 18,828
Amneal Pharmaceuticals, FRN, 1M
TSFR + 3.00%, 6.673%, 8/1/32  3,810 3,809
Argent Finco, FRN, 1M TSFR +
2.50%, 11/22/32 (3) 9,155 9,184
AthenaHealth Group, FRN, 1M TSFR
+ 2.75%, 6.423%, 2/15/29 (3) 23,096 22,461
Bausch + Lomb, FRN, 1M TSFR +
3.75%, 7.423%, 1/15/31  18,358 18,349
Concentra Health Services, FRN, 1M
TSFR + 2.00%, 5.673%, 7/26/31  4,208 4,224
Par/Shares $ Value
(Amounts in 000s)
‡
Dechra Finance U.S., FRN, 3M
TSFR + 2.75%, 6.387%, 1/27/32  4,623 4,618
Financiere Mendel, FRN, 3M TSFR +
2.75%, 6.389%, 11/8/30  3,972 3,977
Global Medical Response, FRN, 3M
TSFR + 3.50%, 7.17%, 10/1/32  7,945 7,939
Hanger, FRN, 1M TSFR + 3.50%,
7.00%, 10/23/31 (2) 4,071 4,079
Heartland Dental, FRN, 1M TSFR +
3.75%, 7.423%, 8/25/32  12,178 12,141
Hopper Merger Sub, FRN, 1/5/34 (3)
(5) 82,065 81,244
Hopper Merger Sub, FRN, 1M TSFR
+ 2.25%, 1/14/33 (3) 37,810 37,337
Insulet, FRN, 1M TSFR + 2.00%,
5.673%, 8/1/31  2,343 2,359
IVI America, FRN, 3M TSFR +
3.25%, 6.922%, 4/9/31  10,693 10,751
LifePoint Health, FRN, 3M TSFR +
3.50%, 7.152%, 5/17/31 (3) 12,487 12,465
LifePoint Health, FRN, 3M TSFR +
3.75%, 7.422%, 5/17/31  17,704 17,709
Loire Finco Luxembourg, FRN, 1M
TSFR + 4.00%, 7.673%, 1/21/30  7,011 6,999
Medline Borrower, FRN, 1M TSFR +
1.75%, 5.423%, 10/23/28  5,625 5,631
Medline Borrower, FRN, 1M TSFR +
1.75%, 5.423%, 10/23/30  42,356 42,426
Opal U.S., FRN, 3M TSFR + 3.00%,
6.686%, 4/28/32  50,728 50,652
Paradigm Parent, FRN, 3M TSFR +
4.50%, 8.172%, 4/16/32  4,544 3,788
PetVet Care Centers, FRN, 1M TSFR
+ 6.00%, 8.811%, 10/24/30 (2)(5) 4,787 4,451
QuidelOrtho, FRN, 1M TSFR +
4.00%, 7.673%, 8/20/32  5,596 5,589
Sebia, FRN, 1M TSFR + 4.00%,
7.673%, 12/13/27  13,993 13,993
Star Parent, FRN, 3M TSFR +
4.00%, 7.672%, 9/27/30  3,923 3,793
Surgery Center Holdings, FRN, 1M
TSFR + 2.50%, 6.173%, 12/19/30  34,664 34,677
Team Health Holdings, FRN, 3M
TSFR + 4.00%, 7.661%, 6/30/28  18,188 18,153
U.S. Renal Care, FRN, 1M TSFR +
5.00%, 8.787%, 6/28/28 (3) 10,772 10,170
Waystar Technologies, FRN, 1M
TSFR + 2.00%, 5.673%, 10/22/29 (5) 9,979 9,892
481,688
Information Technology  13.7%
Applied Systems, FRN, 1M TSFR +
2.25%, 5.924%, 2/24/31  68,130 66,673
Applied Systems, FRN, 3M TSFR +
4.50%, 8.172%, 2/23/32  47,869 47,091
Avalara, FRN, 3M TSFR + 2.75%,
6.422%, 3/26/32  23,160 21,448
Central Parent, FRN, 3M TSFR +
3.25%, 6.922%, 7/6/29  6,571 4,107

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Cloud Software Group, FRN, 3M
TSFR + 3.25%, 6.922%, 3/21/31  14,955 13,856
Cloud Software Group, FRN, 3M
TSFR + 3.25%, 6.922%, 8/13/32  37,468 34,677
ConnectWise, FRN, 3M TSFR +
3.50%, 7.434%, 9/29/28  8,710 7,795
Delivery Hero Finco, FRN, 3M TSFR
+ 5.00%, 8.639%, 12/12/29  17,709 17,647
Delta Topco, FRN, 3M TSFR +
5.25%, 8.914%, 11/29/30  7,490 6,376
Disco Parent, FRN, 3M TSFR +
3.00%, 6.673%, 8/6/32 (5) 10,204 9,924
Dye & Durham, FRN, 3M TSFR +
4.25%, 8.022%, 4/11/31  7,791 6,908
ECI Macola, FRN, 3M TSFR +
2.75%, 6.422%, 5/9/30  8,771 8,484
Ellucian Holdings, FRN, 1M TSFR +
2.50%, 6.173%, 10/9/29  33,182 32,032
Ellucian Holdings, FRN, 1M TSFR +
4.75%, 8.423%, 11/22/32  46,742 44,872
Epicor Software, FRN, 1M TSFR +
2.50%, 6.173%, 5/30/31  61,828 59,878
Fleet U.S. Bidco, FRN, 3M TSFR +
2.75%, 6.419%, 2/21/31 (5) 17,130 17,065
Javelin Buyer, FRN, 3M TSFR +
5.00%, 8.673%, 12/6/32  9,645 8,777
Kaseya, FRN, 1M TSFR + 3.00%,
6.673%, 3/22/32  7,609 6,864
Kaseya, FRN, 1M TSFR + 5.00%,
8.673%, 3/21/33  25,622 20,668
McAfee, FRN, 1M TSFR + 3.00%,
6.673%, 3/1/29  37,582 32,602
MH Sub I, FRN, 1M TSFR + 4.25%,
7.923%, 5/3/28  18,235 14,755
MH Sub I, FRN, 1M TSFR + 4.25%,
7.923%, 12/31/31  10,587 7,173
MH Sub I, FRN, 1M TSFR + 6.25%,
9.923%, 2/23/29  14,839 10,615
Orion U.S. Finco, FRN, 3M TSFR +
3.50%, 7.15%, 10/8/32  7,545 7,401
Orion U.S. Finco, FRN, 3M TSFR +
5.50%, 9.15%, 10/11/33  7,079 7,035
Project Alpha Intermediate Holding,
FRN, 3M TSFR + 5.00%, 8.672%,
5/9/33  24,328 18,125
Proofpoint, FRN, 3M TSFR + 3.00%,
6.672%, 8/31/28  23,008 21,991
RealPage, FRN, 3M TSFR + 3.00%,
6.934%, 4/24/28  4,403 4,058
RealPage, FRN, 3M TSFR + 3.75%,
7.422%, 4/24/28  6,653 6,194
Red Planet Borrower, FRN, 1M TSFR
+ 4.00%, 7.673%, 9/8/32  22,615 21,866
Sandisk, FRN, 3M TSFR + 3.00%,
6.669%, 2/20/32  1,288 1,288
Starlight Parent, FRN, 3M TSFR +
4.00%, 7.701%, 4/16/32  4,758 4,074
X, 9.50%, 10/26/29  39,505 41,421
Par/Shares $ Value
(Amounts in 000s)
‡
X, FRN, 6M TSFR + 6.50%,
10.448%, 10/26/29  39,428 39,510
X.AI, 12.50%, 6/28/30  2,425 2,746
X.AI, FRN, 3M TSFR + 7.25%,
10.922%, 6/28/30  7,433 7,700
683,696
Manufacturing  5.7%
Alliance Laundry Systems, FRN, 3M
TSFR + 2.25%, 5.919%, 8/19/31  3,057 3,053
CompoSecure Holdings, FRN, 1M
TSFR + 2.25%, 5.91%, 1/14/33  10,640 10,573
CPM Holdings, FRN, 1M TSFR +
4.50%, 8.171%, 9/28/28  25,845 25,316
Engineered Machinery Holdings,
FRN, 3M TSFR + 3.25%, 6.922%,
11/26/32  47,465 47,584
Engineered Machinery Holdings,
FRN, 3M TSFR + 6.00%, 9.934%,
5/21/29 (5) 28,436 28,579
Filtration Group, FRN, 1M TSFR +
2.75%, 6.423%, 10/21/28  42,023 42,049
Lsf12 Helix Parent, FRN, 1M TSFR +
3.50%, 7.173%, 1/22/33  8,045 8,036
LTI Holdings, FRN, 1M TSFR +
3.75%, 7.423%, 7/29/29  54,182 54,177
Madison IAQ, FRN, 6M TSFR +
2.50%, 6.128%, 6/21/28  15,127 15,130
Madison IAQ, FRN, 6M TSFR +
2.75%, 6.378%, 11/8/32  4,379 4,385
Madison Safety & Flow, FRN, 1M
TSFR + 2.50%, 6.173%, 9/26/31  4,627 4,623
Merlin Buyer, FRN, 3M TSFR +
4.00%, 7.672%, 12/14/28  8,506 8,546
Pro Mach Group, FRN, 1M TSFR +
2.75%, 6.423%, 10/15/32 (3) 25,094 25,069
Recess Holdings, FRN, 3M TSFR +
3.75%, 7.418%, 2/20/30  4,084 4,091
Watlow Electric Manufacturing, FRN,
3M TSFR + 3.00%, 6.667%, 3/2/28  3,939 3,940
285,151
Metals & Mining  0.2%
Arsenal AIC Parent, FRN, 1M TSFR
+ 2.75%, 6.423%, 8/18/30  10,640 10,640
10,640
Miscellaneous  0.5%
Alpha Generation, FRN, 1M TSFR +
1.75%, 5.423%, 9/30/31  23,571 23,475
23,475
Other Telecommunications  1.5%
Level 3 Financing, FRN, 1M TSFR +
3.25%, 6.923%, 3/29/32  51,940 52,018
QualityTech, FRN, 1M TSFR +
3.50%, 7.173%, 11/4/31  8,496 8,421
Uniti Services, FRN, 1M TSFR +
4.00%, 7.673%, 10/6/32 (5) 9,440 9,440

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Zayo Group Holdings, FRN, 7.787%,
3/11/30 (1.00% PIK and 1M TSFR +
3.00% Cash) (4) 7,486 7,196
77,075
Restaurants  0.6%
Dave & Buster's, FRN, 3M TSFR +
3.25%, 6.938%, 6/29/29  9,489 8,768
IRB Holding, FRN, 1M TSFR +
2.50%, 6.173%, 12/15/30  18,730 18,650
27,418
Retail  1.5%
Boots Group Finco, FRN, 3M TSFR +
3.25%, 6.956%, 8/30/32  15,200 15,207
Evergreen Acqco 1, FRN, 3M TSFR
+ 3.00%, 6.701%, 9/17/32  5,455 5,453
Men's Wearhouse, FRN, 3M TSFR +
5.75%, 9.421%, 1/28/31 (3) 12,182 12,146
PetSmart, FRN, 1M TSFR + 4.00%,
7.677%, 8/18/32  17,747 17,629
Sweetwater Borrower, FRN, 1M
TSFR + 4.00%, 7.66%, 2/17/33 (5) 4,100 4,105
Victra Holdings, FRN, 3M TSFR +
3.75%, 7.422%, 3/29/29  17,781 17,703
72,243
Satellites  1.2%
Connect Finco, FRN, 1M TSFR +
4.50%, 8.173%, 9/27/29  23,170 23,122
Iridium Satellite, FRN, 1M TSFR +
2.25%, 5.923%, 9/20/30  4,683 4,501
Vantor Holdings, FRN, 1M TSFR +
4.50%, 2/28/33 (3) 21,295 20,976
Viasat, FRN, 1M TSFR + 4.50%,
8.287%, 3/2/29 (3) 5,687 5,686
Viasat, FRN, 1M TSFR + 4.50%,
8.292%, 5/30/30  5,497 5,490
59,775
Services  7.0%
Aggreko Holdings, FRN, 3M TSFR +
3.00%, 6.664%, 5/21/31  22,626 22,612
Allied Universal Holdco, FRN, 1M
TSFR + 3.25%, 6.923%, 8/20/32 (3) 55,601 55,567
Anticimex Global, FRN, 3M TSFR +
2.90%, 6.56%, 11/17/31  8,062 8,067
Ascend Learning, FRN, 1M TSFR +
3.00%, 6.673%, 12/11/28  12,915 12,269
Chrysaor Bidco, FRN, 3M TSFR +
3.25%, 6.90%, 10/30/31 (3) 8,738 8,705
Clearwater Analytics, FRN, 1M TSFR
+ 2.00%, 5.677%, 4/21/32  12,439 12,419
Crown Subsea Communications
Holding, FRN, 1M TSFR + 3.00%,
6.673%, 1/30/31  6,070 6,074
Dayforce Bidco, FRN, 3M TSFR +
3.00%, 6.661%, 2/4/33 (3) 25,235 23,198
Fortress Intermediate 3, FRN, 1M
TSFR + 3.00%, 6.668%, 6/27/31 (5) 11,716 11,364
HireRight Holdings, FRN, 1M TSFR +
3.25%, 6.923%, 9/27/30  5,588 4,657
Par/Shares $ Value
(Amounts in 000s)
‡
HomeServe USA Holding, FRN, 1M
TSFR + 2.00%, 5.667%, 10/21/30  2,349 2,341
Icon Parent, FRN, 3M TSFR +
2.75%, 6.439%, 11/13/31  14,856 14,035
Mermaid Bidco, FRN, 3M TSFR +
3.25%, 6.913%, 7/3/31  12,877 12,249
Project Boost Purchaser, FRN, 3M
TSFR + 2.75%, 6.422%, 7/16/31  12,854 12,227
Renaissance Holdings, FRN, 3M
TSFR + 4.00%, 7.667%, 4/5/30  16,289 12,168
Sabre GLBL, FRN, 1M TSFR +
6.00%, 9.773%, 11/15/29  4,868 3,363
Sabre GLBL, FRN, 1M TSFR +
6.25%, 10.023%, 7/30/29  5,456 3,792
Salas O'brien, FRN, 1M TSFR +
2.75%, 5.689%, 1/31/33 (2)(5) 4,115 4,100
Shift4 Payments, FRN, 3M TSFR +
2.00%, 5.652%, 7/3/32  6,633 6,625
Speed Midco 3, FRN, 6M TSFR +
2.50%, 6.288%, 10/7/32  9,610 9,586
Staples, FRN, 3M TSFR + 5.75%,
9.414%, 9/4/29  4,383 3,912
TK Elevator U.S. Newco, FRN, 1M
TSFR + 2.75%, 4/30/30 (3)(5) 7,100 7,100
TK Elevator U.S. Newco, FRN, 6M
TSFR + 2.75%, 6.377%, 4/30/30  7,295 7,292
Trio Bidco, FRN, 3M TSFR + 0.50%,
0.50%, 10/29/32 (2) 1,667 1,613
Trio Bidco, FRN, 3M TSFR + 4.00%,
7.672%, 10/8/32  15,833 15,319
UKG, FRN, 3M TSFR + 2.50%,
6.167%, 2/10/31  67,060 63,338
Wash Bidco, FRN, 1M TSFR +
3.25%, 6.923%, 8/9/32  5,865 5,894
349,886
Supermarkets  0.5%
BradyPlus Holdings, FRN, 3M TSFR
+ 3.50%, 7.19%, 12/29/32  7,600 7,529
EG America, FRN, 1M TSFR +
3.25%, 6.923%, 2/10/31  15,247 15,212
22,741
Utilities  4.3%
Cogentrix Finance Holdco I, FRN, 1M
TSFR + 2.25%, 5.923%, 2/26/32  19,493 19,439
Compass Power Generation, FRN,
1M TSFR + 3.25%, 6.923%, 4/14/29  3,273 3,283
Constellation Renewables, FRN, 3M
TSFR + 2.00%, 5.673%, 12/15/27  13,185 13,189
Cornerstone Generation, FRN, 3M
TSFR + 2.25%, 5.917%, 8/11/32 (3) 26,180 26,212
Hamilton Projects Acquiror, FRN, 1M
TSFR + 2.50%, 6.173%, 5/30/31  10,133 10,154
Innio North America Holding, FRN,
3M TSFR + 2.00%, 5.66%, 11/2/31  3,566 3,565
MacLean, 1/22/33 (3)(5) 29,725 29,428
MRP Buyer, FRN, 3M TSFR +
3.25%, 5.461%, 6/4/32 (2) 794 793
MRP Buyer, FRN, 3M TSFR +
3.25%, 6.922%, 6/4/32 (3) 7,131 7,125

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Resilience Parent, FRN, 1M TSFR +
2.50%, 1/22/33 (3) 40,200 40,100
Talen Energy Supply, FRN, 3M TSFR
+ 2.00%, 5.672%, 11/25/32  12,690 12,712
Talen Energy Supply, FRN, 3M TSFR
+ 2.50%, 6.153%, 5/17/30  13,303 13,331
Talen Energy Supply, FRN, 3M TSFR
+ 2.50%, 6.153%, 12/15/31  28,115 28,164
TerraForm Power Operating, FRN,
3M TSFR + 2.00%, 5.672%, 5/21/29  8,568 8,557
216,052
Wireless Communications  0.9%
Asurion, FRN, 1M TSFR + 3.75%,
2/14/33 (3) 6,968 6,840
Asurion, FRN, 1M TSFR + 4.25%,
7.923%, 9/19/30  8,968 8,938
Asurion, FRN, 1M TSFR + 4.25%,
8.023%, 8/19/28  1,423 1,422
Asurion, FRN, 1M TSFR + 5.25%,
9.037%, 1/20/29 (3) 25,377 25,361
42,561
Total Bank Loans (Cost
$4,350,684) 4,265,424
CONVERTIBLE PREFERRED STOCKS  0.1%
Insurance  0.1%
Acrisure, Series A-2, Acquisition
Date: 5/20/25, Cost $6,900 (5)(6)(7) 287 6,900
Total Convertible Preferred Stocks
(Cost $6,900) 6,900
CORPORATE BONDS  8.1%
Aerospace & Defense  0.1%
TransDigm, 6.75%, 8/15/28 (8) 3,025 3,078
3,078
Automotive  1.1%
Ford Motor Credit, FRN, SOFR +
2.95%, 6.662%, 3/6/26  14,830 14,834
Rivian Holdings, 10.00%, 1/15/31 (8) 40,070 37,909
52,743
Broadcasting  1.1%
Gray Media, 9.625%, 7/15/32 (8) 7,475 7,768
Gray Media, 10.50%, 7/15/29 (8) 5,625 6,033
Neptune Bidco U.S., 9.29%,
4/15/29 (8) 9,480 9,509
Neptune Bidco U.S., 9.50%,
2/15/33 (8) 5,100 4,998
Neptune Bidco U.S., 10.375%,
5/15/31 (8) 16,665 16,823
Univision Communications, 8.00%,
8/15/28 (8) 4,369 4,494
Univision Communications, 9.375%,
8/1/32 (8) 6,875 7,268
56,893
Par/Shares $ Value
(Amounts in 000s)
‡
Building Products  0.0%
CP Atlas Buyer, 9.75%, 7/15/30 (8) 1,370 1,370
1,370
Cable Operators  0.4%
CSC Holdings, 11.25%, 5/15/28 (8) 10,080 7,984
Directv Financing, 10.00%,
2/15/31 (8) 9,540 9,758
17,742
Energy  0.3%
Aethon III, 10.077%, 1/10/27,
Acquisition Date: 9/5/25,
Cost $418 (5)(7) 420 417
NGL Energy Operating, 8.125%,
2/15/29 (8) 2,820 2,924
Venture Global LNG, 9.50%,
2/1/29 (8) 4,320 4,634
Venture Global LNG, VR, 9.00% (8)
(9)(10) 6,040 5,280
Venture Global Plaquemines LNG,
7.50%, 5/1/33 (8) 3,775 4,189
17,444
Financial  0.7%
Acrisure, 8.50%, 6/15/29 (8) 4,860 4,856
Alliant Holdings Intermediate, 6.75%,
10/15/27 (8) 4,030 4,032
Alliant Holdings Intermediate, 6.75%,
4/15/28 (8) 1,880 1,900
Aretec Group, 10.00%, 8/15/30 (8) 3,780 4,026
Hightower Holding, 9.125%,
1/31/30 (8) 4,445 4,615
HUB International, 7.375%,
1/31/32 (8) 2,395 2,444
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30 (8) 4,740 4,918
Navient, 9.375%, 7/25/30  3,520 3,563
USI, 7.50%, 1/15/32 (8) 6,864 7,051
37,405
Health Care  0.7%
1261229 B.C., 10.00%, 4/15/32 (8) 4,400 4,571
CHS, 10.875%, 1/15/32 (8) 9,140 9,919
LifePoint Health, 11.00%,
10/15/30 (8) 17,520 19,036
33,526
Information Technology  0.8%
Cloud Software Group, 9.00%,
9/30/29 (8) 31,695 30,887
X.AI, 12.50%, 6/30/30 (8) 9,565 10,894
41,781
Metals & Mining  0.1%
Arsenal AIC Parent, 11.50%,
10/1/31 (8) 3,615 3,986
3,986
Other Telecommunications  0.5%
Level 3 Financing, 3.75%, 7/15/29 (8) 730 679
Level 3 Financing, 6.875%,
6/30/33 (8) 3,365 3,485
Level 3 Financing, 7.00%, 3/31/34 (8) 11,790 12,255

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
WULF Compute, 7.75%, 10/15/30 (8) 7,560 8,004
24,423
Printing & Publishing  0.3%
Getty Images, 10.50%, 11/15/30 (8) 9,945 8,797
Getty Images, 11.25%, 2/21/30 (8) 6,460 5,661
14,458
Real Estate Investment Trust
Securities  0.1%
Service Properties Trust, 8.625%,
11/15/31 (8) 2,955 3,109
Service Properties Trust, Zero
Coupon, 9/30/27 (8) 3,940 3,595
6,704
Retail  0.1%
Men's Wearhouse, 9.00%, 2/1/31 (8) 405 417
Petco Health & Wellness, 8.25%,
2/1/31 (8) 5,150 5,025
5,442
Services  0.5%
Allied Universal Holdco, 7.875%,
2/15/31 (8) 3,847 4,064
EG Global Finance, 12.00%,
11/30/28 (8) 9,395 10,101
Sabre Financial Borrower, 11.125%,
6/15/29 (8) 7,645 7,364
Sabre GLBL, 10.75%, 11/15/29 (8) 409 302
UKG, 6.875%, 2/1/31 (8) 1,865 1,810
23,641
Telephones  0.2%
Verizon Communications, FRN,
SOFRINDX + 0.79%, 4.48%, 3/20/26  8,920 8,869
8,869
Utilities  0.6%
NRG Energy, VR, 10.25% (8)(9)(10) 5,935 6,547
Talen Energy Supply, 8.625%,
6/1/30 (8) 6,920 7,283
Vistra, VR, 8.00% (8)(9)(10) 2,221 2,260
Vistra, Series C, VR, 8.875% (8)(9)
(10) 11,140 12,279
28,369
Wireless Communications  0.5%
Asurion & Asurion Co-Issuer, 8.00%,
12/31/32 (8) 9,715 10,221
Asurion & Asurion Co-Issuer,
8.375%, 2/1/34 (8) 16,376 16,279
26,500
Total Corporate Bonds (Cost
$405,068) 404,374
PREFERRED STOCKS  0.3%
Financial  0.3%
AH Parent, Series A, Acquisition
Date: 9/27/24, Cost $8,264 (5)(7) 8 8,066
Par/Shares $ Value
(Amounts in 000s)
‡
Navacord, Class A, Acquisition Date:
1/30/26, Cost $4,009 (CAD) (5)(6)(7) 6 3,990
Total Preferred Stocks (Cost
$12,273) 12,056
SHORT-TERM INVESTMENTS  9.1%
Money Market Funds  9.1%
T. Rowe Price Government Reserve
Fund, 3.73% (11)(12) 454,051 454,051
Total Short-Term Investments
(Cost $454,051) 454,051
Total Investments in
Securities 103.4%
(Cost $5,228,976) $ 5,142,805
Other Assets Less Liabilities
(3.4)% (168,928)
Net Assets 100.0% $ 4,973,877

T. ROWE PRICE Institutional Floating Rate Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized.
The fund's total unfunded commitments at February 28, 2026, were $6,101 and were valued at $5,988 (0.1% of net assets).
(3) All or a portion of this loan is unsettled as of February 28, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5) Level 3 in fair value hierarchy.
(6) Non-income producing
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $19,373 and represents 0.4% of net assets.
(8) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $376,691 and represents 7.6% of net assets.
(9) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(10) Perpetual security with no stated maturity date.
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
CAD Canadian Dollar
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
PRIME Prime rate
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS (0.0)%
Credit Default Swaps, Protection Sold 0.0%
Goldman Sachs, Protection Sold (Relevant Credit: Carvana, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/30 * 391 39 28 11
JPMorgan Chase, Protection Sold (Relevant Credit: Carvana, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default, 12/20/30 * 390 38 26 12
Total Bilateral Credit Default Swaps, Protection Sold 54 23
Total Return Swaps (0.0)%
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 3.670% (SOFR) at Maturity, 3/20/26 12,405 111 — 111
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 3.682% (SOFR) at Maturity, 3/20/26 18,100 (459) — (459)
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 3.682% (SOFR) at Maturity, 6/20/26 26,250 (742) — (742)
Total Bilateral Total Return Swaps — (1,090)
Total Bilateral Swaps 54 (1,067)
* Credit ratings as of February 28, 2026. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 4/24/26 USD 4,014 CAD 5,429 $ 24
Morgan Stanley 5/22/26 USD 10,225 EUR 8,596 26
Net unrealized gain (loss) on open forward
currency exchange contracts $ 50

T. ROWE PRICE Institutional Floating Rate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.73% $ — # $ — $ 11,644 +
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
2/28/26
T. Rowe Price Government Reserve Fund, 3.73% $ 443,623 ¤ ¤ $ 454,051 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $11,644 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $454,051.

T. Rowe Price Institutional Floating Rate Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of
1940 (the 1940 Act). The Institutional Floating Rate Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board
Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation
Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks;
establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. Rowe Price Institutional Floating Rate Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. Rowe Price Institutional Floating Rate Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended February 28, 2026. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 28, 2026, totaled $(2,012,000) for the period ended February 28, 2026.
During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of
Level 3 were because observable market data became available for the security.
The fund’s Level 3 investments have been valued using unadjusted inputs that have not been internally developed by the fund, including third-party transactions and indicative broker quotations. As a result, there were no unobservable inputs that have been internally developed by the fund in determining the fair value of investments as of February 28, 2026.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bank Loans $ — $ 3,975,680 $ 289,744 $ 4,265,424
Convertible Preferred Stocks — — 6,900 6,900
Corporate Bonds — 403,957 417 404,374
Preferred Stocks — — 12,056 12,056
Short-Term Investments 454,051 — — 454,051
Total Securities 454,051 4,379,637 309,117 5,142,805
Swaps — 188 — 188
Forward Currency Exchange Contracts — 50 — 50
Total $ 454,051 $ 4,379,875 $ 309,117 $ 5,143,043
Liabilities
Swaps $ — $ 1,201 $ — $ 1,201
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
2/28/26
Investment in Securities
Bank Loans $ 207,319 $ (1,908) $ 275,816 $ (159,675) $ 30,730 $ (62,538) $ 289,744
Convertible Preferred Stocks 6,900 — — — — — 6,900
Corporate Bonds — — 417 — — — 417
Preferred Stocks 8,406 (359) 4,009 — — — 12,056
Total $ 222,625 $ (2,267) $ 280,242 $ (159,675) $ 30,730 $ (62,538) $ 309,117

T. Rowe Price Institutional Floating Rate Fund

OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
E170-054Q3 02/26